PROVISIONS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other provisions [abstract]
Schedule of provisions and other financial liabilities	The movement in provisions and other financial liabilities during the years ended December 31, are as follows:

	Provisions	Acquisition liabilities	Provisions	Acquisition liabilities
	2021	2021	2020	2020
	$	$	$	$
Provisions and other financial liabilities, beginning of year	46,181	337,371	25,563	7,573
Additions	23,478	743,426	56,277	334,616
Amounts used	(28,390)	(324,272)	(34,869)	(701)
Amounts reversed	(10)	(1,842)	(790)	—
Fair value change - acquisition liabilities	—	157,102	—	—
Translation - acquisition liabilities	—	(971)	—	(4,117)
Provisions and other financial liabilities, end of year	41,259	910,814	46,181	337,371
Current portion of provisions and other financial liabilities	6,942	565,490	45,298	230,412
Included in provisions and other financial liabilities in connection with business acquisitions are:

	As at	As at
	December 31, 2021	December 31, 2020
Deferred consideration	$136,053	$96,855
Fair value of contingent consideration	$346,894	$131,122
Fair value of put arrangements	$427,867	$109,394
Total acquisition liabilities	$910,814	$337,371